Loans and Accounts Receivable from Customers - Additional Information (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Fair value of guarantees taken as percentage of assets	135.51%	136.48%
Effect on result of Portfolio purchases and sales	$ 14,588	$ 1,602
Lease receivables associated with movable assets [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	628,823	436,654
Real Estate Assets [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	$ 716,401	$ 809,826
Mortgages loans [member]
Disclosure of financial assets [line items]
Fair value of guarantees taken as percentage of loans and receivables	89.87%	90.10%
Loans and receivables from customers, net [member] | Net financial operating income [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 8,584	$ 13,272
Loans and receivables from customers, net [member] | Adjustment to Effective Interest Rate [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 9,079	$ 11,768